CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES (note 12)	$ 926,137	$ 873,501	$ 840,663
OPERATING EXPENSES
Voyage expenses	116,111	106,377	113,508
Vessel operating expenses (notes 12 and 13)	284,712	279,963	255,561
Time-charter hire expense	56,989	74,478	89,795
Depreciation and amortization	193,383	176,483	174,861
General and administrative (notes 12 and 13)	74,399	71,506	61,192
Write down of vessels (note 19)	23,430	36,868	9,441
Loss on sale of vessels (note 19)	1,112	171
Restructuring charge (note 10)	1,115	3,924	119
Total operating expenses	751,251	749,770	704,477
Income from vessel operations	174,886	123,731	136,186
OTHER ITEMS
Interest expense (notes 8 and 12)	(47,799)	(36,216)	(36,576)
Interest income	1,027	659	842
Realized and unrealized loss on derivative instruments (note 13)	(26,349)	(159,744)	(55,666)
Foreign currency exchange (loss) gain (note 13)	(313)	1,500	941
Other income - net (note 11)	1,536	3,681	6,810
Total other items	(71,898)	(190,120)	(83,649)
Income (loss) from continuing operations before income tax recovery (expense)	102,988	(66,389)	52,537
Income tax recovery (expense) (note 14)	10,477	(6,679)	9,718
Net income (loss) from continuing operations	113,465	(73,068)	62,255
Net income (loss) from discontinued operations (note 19)	9,550	(23,803)	16,608
Net income (loss)	123,015	(96,871)	78,863
Non-controlling interests in net income (loss) from continuing operations	58	19,527	29,240
Non-controlling interests in net income (loss) from discontinued operations		2,927	8,138
Non-controlling interests in net income (loss)	58	22,454	37,378
Dropdown Predecessor's interest in net income (loss) (note 2)		(15,075)	(16,685)
General Partner's interest in net income (loss) from continuing operations	10,196	3,293	3,723
General Partner's interest in net income (loss) from discontinued operations	859	1,103	636
General Partner's interest in net income (loss)	11,055	4,396	4,359
Limited partners' interest in net income (loss) from continuing operations	103,211	(80,813)	45,977
Limited partners' interest in net income (loss) from continuing operations per common unit - basic (note 17)	1.40	(1.29)	1.04
Limited partners' interest in net income (loss) from continuing operations per common unit - diluted (note 17)	1.40	(1.29)	1.04
Limited partners' interest in net income (loss) from discontinued operations	8,691	(27,833)	7,834
Limited partners' interest in net income (loss) from discontinued operations per unit - basic (note 17)	0.12	(0.45)	0.18
Limited partners' interest in net income (loss) from discontinued operations per unit - diluted (note 17)	0.12	(0.45)	0.18
Limited partners' interest in net income (loss)	$ 111,902	$ (108,646)	$ 53,811
Limited partners' interest in net income (loss) per common unit - basic (note 17)	1.52	(1.74)	1.22
Limited partners' interest in net income (loss) per common unit - diluted (note 17)	1.52	(1.74)	1.22
Weighted-average number of common units outstanding - basic	73,750,951	62,362,072	44,278,158
Weighted-average number of common units outstanding - diluted	73,750,951	62,362,072	44,278,158
Cash distributions declared per unit	$ 2.04	$ 1.98	$ 1.88